Net Gain on Sale of Owned Fleet Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Property	Dec. 31, 2020 USD ($) Property	Dec. 31, 2019 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	53,980	106,348	104,445
Gain on sale of owned fleet containers, net | $	$ 67,229	$ 27,230	$ 21,397
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	3,430	51,541	52,319
Gain on sale of owned fleet containers, net | $	$ 2,165	$ 15,451	$ 6,665
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	50,550	54,807	52,126
Gain on sale of owned fleet containers, net | $	$ 65,064	$ 11,779	$ 14,732